Fair Value Measurements - Schedule of Convertible Promissory Note (Q2) (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Fair Value Measurements [Abstract]
Fair value at December 31, 2022
Principal borrowing	369,589
Change in fair value of convertible promissory note	(58,590)
Fair value at June 30, 2023	$ 310,999